Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Deferred tax assets, employee benefits	$ 145,070	$ 119,434
Deferred tax assets, legal matters	31,409	30,683
Deferred tax assets, accounts receivable allowances	137,176	120,718
Deferred tax assets, inventories	21,782	31,791
Deferred tax assets, financial instruments	0	16,108
Deferred tax assets, other reserves	17,001	15,882
Deferred tax assets, tax credits	11,975	14,676
Deferred tax assets, net operating losses carryforward	326,310	293,251
Deferred tax assets, intangible assets	44,819	62,584
Deferred tax assets, capital loss carryforward	16,003	18,645
Deferred tax assets, convertible debt	51,513	40,549
Deferred tax assets, other	38,233	66,093
Total deferred tax assets, gross	841,291	830,414
Valuation allowance	(279,518)	(249,382)
Total deferred tax assets	561,773	581,032
Deferred tax liabilities:
Deferred tax liabilities, plant and equipment	137,009	103,222
Deferred tax liabilities, intangibles	502,167	371,880
Deferred tax liabilities, clean energy investments	25,939	15,754
Deferred tax liabilities, financial instruments	64,424	0
Deferred tax liabilities, other	21,117	48,715
Total deferred tax liabilities	750,656	539,571
Deferred tax assets (liabilities), net	$ (188,883)	$ 41,461